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                                             Filed Pursuant to Rule 497
                                             Registration Statement No. 33-47703

                            BNY HAMILTON FUNDS, INC.
                    BNY HAMILTON TREASURY MONEY MARKET FUNDS
                             HAMILTON CLASSIC SHARES

                         Supplement dated April 30, 1999
                             to the Prospectus dated
                                 April 30, 1999


The BNY Treasury Money Fund will commence offering its Classic Shares to the public on May 14, 1999.



BNY-0089